Contingent liabilities and provisions	12 Months Ended
Oct. 31, 2019
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Contingent liabilities and provisions

Note 22	Contingent liabilities and provision s

In the ordinary course of its business, CIBC is a party to a number of legal proceedings, including regulatory investigations, in which claims for substantial monetary damages are asserted against CIBC and its subsidiaries. Legal provisions are established if, in the opinion of management, it is both probable that an outflow of economic benefits will be required to resolve the matter, and a reliable estimate can be made of the amount of the obligation. If the reliable estimate of probable loss involves a range of potential outcomes within which a specific amount appears to be a better estimate, that amount is accrued. If no specific amount within the range of potential outcomes appears to be a better estimate than any other amount, the mid-point in the range is accrued. In some instances, however, it is not possible either to determine whether an obligation is probable or to reliably estimate the amount of loss, in which case no accrual can be made.
While there is inherent difficulty in predicting the outcome of legal proceedings, based on current knowledge and in consultation with legal counsel, we do not expect the outcome of these matters, individually or in aggregate, to have a material adverse effect on our consolidated financial statements. However, the outcome of these matters, individually or in aggregate, may be material to our operating results for a particular reporting period. We regularly assess the adequacy of CIBC’s litigation accruals and make the necessary adjustments to incorporate new information as it becomes available.
CIBC considers losses to be reasonably possible when they are neither probable nor remote. It is reasonably possible that CIBC may incur losses in addition to the amounts recorded when the loss accrued is the mid-point of a range of reasonably possible losses, or the potential loss pertains to a matter in which an unfavourable outcome is reasonably possible but not probable.
CIBC believes the estimate of the aggregate range of reasonably possible losses, in excess of the amounts accrued, for its significant legal proceedings, where it is possible to make such an estimate, is from nil to approximately $1.
1
 billion as at October 31, 2019. This estimated aggregate range of reasonably possible losses is based upon currently available information for those significant proceedings in which CIBC is involved, taking into account CIBC’s best estimate of such losses for those cases for which an estimate can be made. CIBC’s estimate involves significant judgment, given the varying stages of the proceedings and the existence of multiple defendants in many of such proceedings whose share of the liability has yet to be determined. The range does not include potential punitive damages and interest. The matters underlying the estimated range as at October 31, 2019 consist of the significant legal matters disclosed below. The matters underlying the estimated range will change from time to time, and actual losses may vary significantly from the current estimate. For certain matters, CIBC does not believe that an estimate can currently be made as many of them are in preliminary stages and certain matters have no specific amount claimed. Consequently, these matters are not included in the range.
The following is a description of CIBC’s significant legal proceedings, which we intend to vigorously defend.
Green v. Canadian Imperial Bank of Commerce, et al.
In July 2008, a shareholder plaintiff commenced this proposed class action in the Ontario Superior Court of Justice against CIBC and several former and current CIBC officers and directors. It alleges that CIBC and the individual officers and directors violated the
Ontario Securities Act
through material misrepresentations and non-disclosures relating to CIBC’s exposure to the U.S. sub-prime mortgage market. The plaintiffs instituted this action on behalf of all CIBC shareholders in Canada who purchased shares between May 31, 2007 and February 28, 2008. The action seeks damages of $10 billion. In July 2012, the plaintiffs’ motions for leave to file the statement of claim and for class certification were dismissed by the Ontario Superior Court of Justice. In February 2014, the Ontario Court of Appeal released its decision overturning the lower court and allowing the matter to proceed as a certified class action. In August 2014, CIBC and the individual defendants were granted leave to appeal to the Supreme Court of Canada. The defendants’ appeal to the Supreme Court of Canada was heard on February 9, 2015. In December 2015, the Supreme Court of Canada upheld the Ontario Court of Appeal’s decision allowing the matter to proceed as a certified class action. No date has been set for a motion for summary judgment.

Fresco v. Canadian Imperial Bank of Commerce
Gaudet v. Canadian Imperial Bank of Commerce
In June 2007, two proposed class actions were filed against CIBC in the Ontario Superior Court of Justice
(Fresco v. CIBC)
and in the Quebec Superior Court
(Gaudet v. CIBC)
. Each makes identical claims for unpaid overtime for full-time, part-time, and retail frontline non-management employees. The Ontario action seeks $500 million in damages plus $100 million in punitive damages for all employees in Canada, while the Quebec action is limited to employees in Quebec and has been stayed pending the outcome of the Ontario action. In June 2009, in the Ontario action, the motion judge denied certification of the matter as a class action. In September 2010, the Ontario Divisional Court upheld the motion judge’s denial of the plaintiff’s certification motion and the award of costs to CIBC by a two-to-one majority. In January 2011, the Ontario Court of Appeal granted the plaintiff leave to appeal the decision denying certification. In June 2012, the Ontario Court of Appeal overturned the lower court and granted certification of the matter as a class action. The Supreme Court of Canada released its decision in March 2013 denying CIBC leave to appeal certification of the matter as a class action, and denying the plaintiff’s cross appeal on aggregate damages. The plaintiff’s motion for summary judgment that was scheduled for September 2019 has been adjourned to December 2019.
Credit card class actions – Quebec Consumer Protection Act:
Marcotte v. Bank of Montreal, et al.
Corriveau v. Amex Bank of Canada, et al.
Lamoureux v. Bank of Montreal, et al.
St. Pierre v. Bank of Montreal, et al.
Marcotte v. Bank of Montreal, et al. (II)
Giroux v. Royal Bank of Canada, et al.
Pilon v. Amex Bank of Canada, et al.
Since 2004, a number of proposed class actions have been filed in the Quebec Superior Court against CIBC and numerous other financial institutions. The actions, brought on behalf of cardholders, allege that the financial institutions are in breach of certain provisions of the
Quebec
Consumer Protection Act
(CPA). The alleged violations include charging fees on foreign currency transactions, charging fees on cash advances, increasing credit limits without the cardholder’s express consent, and failing to allow a 21-day grace period before posting charges to balances upon which interest is calculated. CIBC and the other defendant banks are jointly raising a constitutional challenge to the Quebec CPA on the basis that banks are not required to comply with provincial legislation because banking and cost of borrowing disclosure is a matter of exclusive federal jurisdiction.
The first of these class actions (
Marcotte v. Bank of Montreal, et al.
), which alleges that charging cardholders fees on foreign currency transactions violates the Quebec CPA, went to trial in 2008. In a decision released in June 2009, the trial judge found in favour of the plaintiffs concluding that the Quebec CPA is constitutionally applicable to federally regulated financial institutions and awarding damages against all the defendants. The court awarded compensatory damages against CIBC in the amount of $38 million plus an additional sum to be determined at a future date. The court awarded punitive damages against a number of the other defendants, but not against CIBC. CIBC and the other financial institutions appealed this decision. The appeal was heard by the Quebec Court of Appeal in September 2011. In August 2012, the Quebec Court of Appeal allowed the defendant banks’ appeals in part and overturned the trial judgment against CIBC. The plaintiffs and some of the defendant banks appealed to the Supreme Court of Canada, and that appeal was heard in February 2014. On September 19, 2014, the Supreme Court of Canada found that the relevant provisions of the Quebec CPA were constitutionally applicable to the banks, but that CIBC is not liable for damages because it fully complied with the Quebec CPA.
The
Giroux
and
Marcotte II
proposed class actions were discontinued in January 2015.
The
Lamoureux
,
St. Pierre
and
Corriveau
actions were settled in 2016 subject to court approval. Pursuant to the proposed settlement, CIBC was to pay $4.25 million to settle these three actions. The court approval hearing was held in December 2016. In January 2017, the court did not approve CIBC’s proposed settlement as it found the fees for plaintiffs’ counsel were excessive and the end date for one of the actions was later than required. The plaintiffs’ appeal was heard in September 2017 and the appeal was dismissed in March 2018. In July 2019, following renegotiation of certain of the terms of the settlement, the court approved the settlement. The amount of the approved settlement for these actions remained at $4.25 million. The
Lamoureux, St. Pierre,
and
Corriveau
class actions are now settled.
The
Pilon
proposed class action was commenced in January 2018 in Quebec against CIBC and several other financial institutions. The plaintiffs allege that the defendants breached the Quebec
CPA
and the
Bank Act
when they unilaterally increased the credit limit on the plaintiffs’ credit cards. The claim seeks the return of all over limit fees charged to Quebec customers beginning in January 2015 as well as punitive damages of $500 per class member. The motion for class certification in
Pilon
was heard in April 2019. In August 2019, the court dismissed the certification motion. The plaintiff is appealing the decision.
Credit card class actions – Interchange fees litigation:
Bancroft-Snell v. Visa Canada Corporation, et al.
9085-4886 Quebec Inc. v. Visa Canada Corporation, et al.
Watson v. Bank of America Corporation, et al.
Fuze Salon v. BofA Canada Bank, et al.
1023926 Alberta Ltd. v. Bank of America Corporation, et al.
The Crown & Hand Pub Ltd. v. Bank of America Corporation, et al.
Hello Baby Equipment Inc. v. BofA Canada Bank, et al.
Since 2011 seven proposed class actions have been commenced against VISA Canada Corporation (Visa), MasterCard International Incorporated (MasterCard), CIBC and numerous other financial institutions. The actions, brought on behalf of all merchants who accepted payment by Visa or MasterCard from March 23, 2001 to the present, allege two “separate, but interrelated” conspiracies: one in respect of Visa and one in respect of MasterCard. The claims allege that Visa and MasterCard conspired with their issuing banks to set default interchange rate and merchant discount fees and that certain rules (Honour All Cards and No Surcharge) have the effect of increasing the merchant discount fees. The claims allege civil conspiracy, violation of the
Competition Act
, interference with economic interests and unjust enrichment. The claims seek unspecified general and punitive damages. The motion for class certification in
Watson
was granted in March 2014. The appeal of the decision granting class certification was heard in December 2014. In August 2015, the British Columbia Court of Appeal allowed the appeals in part, resulting in certain causes of action being struck and others being reinstated. The matter remains certified as a class action. The trial in
Watson
is
scheduled to commence in October 2020. The motion for class certification in
9085-4886 Quebec Inc.
(formerly
Bakopanos
) was heard in November 2017. In February 2018, the Court certified
9085-4886 Quebec Inc.
as a class action. In May 2019, the plaintiffs’ appeal of the certification decision in
9085-4886 Quebec Inc
. was heard and in July 2019, the Quebec Court of Appeal allowed the plaintiffs’ appeal.

Mortgage prepayment class actions:
Jordan v. CIBC Mortgages Inc.
Lamarre v. CIBC Mortgages Inc.
Sherry v. CIBC Mortgages Inc.
Haroch v. Toronto Dominion Bank, et al.
In 2011, three proposed class actions were filed in the Superior Courts of Ontario, Quebec and British Columbia against CIBC Mortgages Inc. The representative plaintiffs allege that since 2005, CIBC Mortgages Inc. wrongfully charged or overcharged mortgage prepayment penalties and that the calculation clauses in the mortgage contract that provide for discretion in applying the prepayment penalties are void and unenforceable at law. The motion for class certification in
Sherry
was granted in June 2014 conditional on the plaintiffs framing a workable class definition. In July 2014, CIBC filed a Notice of Appeal. CIBC’s appeal of the certification decision in
Sherry
was heard in April 2016. The court reserved its decision. In June 2016, the British Columbia Court of Appeal allowed the appeal in
Sherry
in part, resulting in certain causes of action being struck.
Sherry
remains certified as a class action, and continuation of the certification motion on the amended pleading was heard November 2017. In August 2018, the court certified certain of the plaintiffs’ causes of action in
Sherry
. The appeal in
Sherry
was heard in April 2019. The court reserved its decision. The certification motion in Jordan was heard in August 2018. In February 2019, the court certified
Jordan
as a class action. CIBC’s motion for leave to appeal the certification decision in
Jordan
was denied in June 2019.
In May 2018, a new proposed class action,
Haroch,
was filed in the Superior Court of Quebec. The action is brought on behalf of Quebec residents who during the class period allegedly paid a mortgage prepayment charge in excess of three months’ interest. The plaintiffs allege that the defendants created complex prepayment formulas that are contrary to the
Quebec Civil Code,
the
Quebec Consumer Protection Act
and the
Interest Act
and seek damages back to 2015.
Haroch
and
Lamarre
have been consolidated. The motion for class certification in
Haroch
was heard in June 2019 and in July 2019, the court certified the matter as a class action against CIBC and CIBC Mortgages Inc. CIBC and CIBC Mortgages Inc. are seeking leave to appeal the certification decision. The leave motion is scheduled for January 2020.
Cerberus Capital Management L.P. v. CIBC
In October 2015, Securitized Asset Funding 2011-2, LTD., a special purpose investment vehicle affiliated with Cerberus Capital Management L.P. (collectively, “Cerberus”), commenced a Federal Court action in New York against CIBC seeking unspecified damages of “at least hundreds of millions of dollars”. The action relates to two transactions in 2008 and 2011 in which CIBC issued a limited recourse note and certificate to Cerberus which significantly reduced CIBC’s exposure to the U.S. residential real estate market. The complaint alleges that CIBC breached its contract with Cerberus by failing to appropriately calculate and pay with respect to two of the payment streams due under the 2008 note and 2011 certificate.
In November 2015, Cerberus voluntarily dismissed the Federal Court action and filed a new action asserting the same claims in New York State Court. In January 2016, CIBC served its Answer and Counterclaims. In March 2016, Cerberus filed a motion for summary judgment and sought to stay discovery. In April 2016, the court directed the parties to start discovery. In April 2018, the court denied the plaintiffs’ motion for summary judgment. The plaintiffs appealed the decision, which was heard in November 2018. In December 2018, the appellate court affirmed the lower court’s denial of the plaintiffs’ motion for summary judgment.
Fire & Police Pension Association of Colorado v. Bank of Montreal, et al.
In January 2018, a proposed class action was filed in the U.S. District Court for the Southern District of New York against CIBC, CIBC World Markets Corp., CIBC World Markets Inc. and several other financial institutions. The complaint alleges that the defendant financial institutions conspired to depress a benchmark interest rate called the Canadian Dealer Offered Rate (CDOR) by making coordinated, artificially low submissions to the survey used to calculate the CDOR. The plaintiffs allege that a depressed CDOR benefitted defendants as parties to derivatives transactions that settled by reference to that rate. The complaint asserts claims under the antitrust laws and the
Commodity Exchange Act
, among others. The representative plaintiff seeks to represent a putative class of entities that engaged in U.S.-based transactions in financial instruments that were priced, benchmarked, and/or settled based on CDOR between August 9, 2007 and June 30, 2014. In March 2018, the plaintiff delivered an amended claim extending the class period to December 2014. The defendants brought motions to dismiss, which the court granted in March 2019. In April 2019, the plaintiff filed a notice of intent to appeal the decision. In July 2019, the plaintiff withdrew the case with prejudice. This matter is now closed.
Valeant class actions:
Catucci v. Valeant Pharmaceuticals International Inc., et al.
Potter v. Valeant Pharmaceuticals International Inc., et al.
In March 2016, a proposed class action was filed in the Quebec Superior Court on behalf of purchasers of shares in Valeant Pharmaceuticals International Inc. against the issuer, its directors and officers, its auditors and the underwriting syndicates for six public offerings from 2013 to 2015. CIBC World Markets Corp. was part of the underwriting syndicate for three of the offerings (underwriting 1.5% of a US$1.6 billion offering in June 2013, 1.5% of a US$900 million offering in December 2013 and 0.625% of an offering comprising US$5.25 billion and
€
1.5 billion in March 2015). The proposed class action alleges various misrepresentations on the part of Valeant and the other defendants, including representations made in the prospectus of the public offerings, relating to Valeant’s relationships with various “specialty pharmacies” who were allegedly acting improperly in the distribution of Valeant’s products resulting in Valeant’s operational results, revenues, and share price during the relevant period being artificially inflated. In July 2016, a similar proposed class action (
Potter v. Valeant Pharmaceuticals International Inc., et al.
) was commenced in New Jersey Federal Court.
The motion for class certification in
Catucci
and motion to dismiss in
Potter
were heard in April 2017. In September 2017, the court certified
Catucci
as a class action. The defendants sought leave to appeal the certification decision, which was dismissed in December 2017. In
Potter
the court dismissed the action against the underwriters, without prejudice to the plaintiff to re-plead its allegations.

Simplii Privacy Class Actions
Bannister v. CIBC (formerly John Doe v. CIBC)
Steinman v. CIBC
In June 2018, two proposed class actions were filed against CIBC on behalf of Simplii Financial clients who allege their personal information was disclosed as a result of a security incident in May 2018. The actions allege that Simplii Financial failed to protect its clients’ personal information. The
Bannister
proposed class action seeks aggregated damages of approximately $550 million, while the
Steinman
proposed class action, which has been stayed, sought damages per class member plus punitive damages of $20 million. The motion for certification in
Bannister
, which was scheduled for October 2019, has been adjourned to December 2019.
Pozgaj v. CIBC and CIBC Trust
In September 2018, a proposed class action was filed in the Ontario Superior Court against CIBC and CIBC Trust. It alleges that the defendants should not have paid mutual fund trailing commissions to order
-
execution
-
only
-
dealers. The action is brought on behalf of all persons who held units of CIBC mutual funds through order
-
execution
-
only
-
dealers and seeks $200 million in damages.

York County on Behalf of the County of York Retirement Fund v. Rambo, et al.
In February 2019, a class action complaint was filed in the Northern District of California against the directors, certain officers and the underwriters of several senior note offerings of the Pacific Gas and Electric Company (PG&E) that took place between March 2016 and April 2018, the total issuance amount for the series of offerings being approximately US$4 billion. CIBC World Markets Corp. was part of the underwriting syndicate for an offering, whereby CIBC World Markets Corp. underwrote 6% of a US$650 million December 2016 issuance of senior notes. The offering involved the issuance of two tranches of notes: US$400 million of 30-year senior notes maturing in December 2046 and US$250 million of one-year floating rate notes that matured and were repaid in November 2017. The complaint alleges that the disclosure documentation associated with the note offerings contained misrepresentations and/or omissions of material facts, including with respect to PG&E’s failure to comply with various safety regulations, vegetation management programs and requirements, as well as understating the extent to which its equipment has allegedly caused multiple fires in California, including before the wildfires that occurred in California in 2017 and 2018. In October 2019, the defendants filed a motion to dismiss.
Legal provisions
The following table presents changes in our legal provisions:

$ millions, for the year ended October 31	2019	2018
Balance at beginning of year	$40	$97
Additional new provisions recognized	39	23
Less:
Amounts incurred and charged against existing provisions	(8)	(78)
Unused amounts reversed	(4)	(2)
Balance at end of year	$67	$40

Restructuring
The following table presents changes in the restructuring provision:

$ millions, for the year ended October 31	2019	2018
Balance at beginning of year	$71	$149
Additional new provisions recognized	–	28
Less:
Amounts incurred and charged against existing provisions	(45)	(70)
Unused amounts reversed	–	(36)
Balance at end of year	$26	$71
The amount of $26 million
as at October 31, 2019
primarily represents obligations related to ongoing payments as a result of the restructuring.